Empower T Rowe Price Mid Cap Growth Fund Expense Example - Empower T Rowe Price Mid Cap Growth Fund	Dec. 31, 2025 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 67
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	822
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	327
Expense Example, with Redemption, 5 Years	568
Expense Example, with Redemption, 10 Years	$ 1,259